Supplement to the
Fidelity Advisor Freedom® 2030 Fund
Class A, Class T, Class B and Class C
May 28, 2016
As Revised November 4, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AFF30-SUM-17-01 1.9859629.101	March 1, 2017